Note 3 - Investment Securities: Schedule of amortized cost and estimated fair values of debt securities (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
US States and Political Subdivisions Debt Securities
Available-for-Sale Securities, Amortized Cost Basis	$ 251,697,076	$ 248,858,502
Debt Securities, Available-for-Sale, Maturity, without Single Maturity Date, Fair Value	223,381,877	261,183,377
Corporate Debt Securities
Available-for-Sale Securities, Amortized Cost Basis	130,316	130,316
Debt Securities, Available-for-Sale, Maturity, without Single Maturity Date, Fair Value	380,359	418,548
Available-for-Sale Securities, Amortized Cost Basis	251,827,392	248,988,818
Debt Securities, Available-for-Sale, Maturity, without Single Maturity Date, Fair Value	$ 223,762,236	$ 261,601,925